Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Right-of-Use Asset and Lease Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use asset:
Right-of-use asset, Beginning balance	R$ 1,441	R$ 2,457
Acquisitions from business combinations			1,058
Additions	876	113	1,972
Amortization	(862)	(1,129)	(573)
Disposals	(20)
Right-of-use asset, Ending balance	1,435	1,441	2,457
Lease liabilities:
Lease liabilities, Beginning balance	1,587	2,537
Acquisitions			1,058
Additions	1,341		1,972
Interest accrued	316	175	103
Consideration paid	(1,053)	(1,238)	(596)
Cancellations	(710)
Remeasurement	38	113
Lease liabilities, Ending balance	R$ 1,519	R$ 1,587	R$ 2,537